Annual Total Returns [BarChart] - First Trust STOXX European Select Dividend Index Fund - First Trust STOXX European Select Dividend Index Fund	Feb. 01, 2021
Bar Chart Table:
2011	(10.22%)
2012	10.08%
2013	17.14%
2014	(0.10%)
2015	(3.22%)
2016	2.58%
2017	19.04%
2018	(8.83%)
2019	23.09%
2020	(2.64%)